UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2023

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1. (a).  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies Fund

Cboe Vest US Large Cap 20% Buffer Strategies Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund

For the year ended October 31, 2023

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Shareholder LetterOctober 31, 2023

Dear Shareholder:

We are pleased to present the Cboe Vest Funds’ Annual Report to Shareholders for the fiscal year ending October 31, 2023. Below is this year’s performance for our Funds:

For the one-year period ending October 31, 2023, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest US Large Cap 10% Buffer Strategies Fund returned 7.82%, compared to 9.72% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO).1

For the one-year period ending October 31, 2023, the NAV per Institutional Class Share of the Cboe Vest US Large Cap 20% Buffer Strategies Fund returned 6.79%, compared to 8.65% for the MerQube US 20% Buffer Laddered Index (MQUSLBLR).2

For the one-year period ending October 31, 2023, the NAV per Institutional Class Share of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund returned -1.01%, compared with 0.07% for the CBOE S&P 500® Dividend Aristocrats Target Income Index (SPAI).3

For the one-year period ending October 31, 2023, the NAV per Institutional Class Share of the Cboe Vest Bitcoin Strategy Managed Volatility Fund returned 39.60%, compared with 63.01% for the Horizons Bitcoin Front Month Rolling Futures Index ER (HBITCNER).4

For the periods ending October 31, 2023, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

CBOE Vest Mutual Funds Performance Information – Institutional Class
Fiscal Year 2023 (10/31/22 - 10/31/23)

							YTD Sources of Variance
Fund Name	Ticker	Benchmark	Inception	YTD Fund NAV Performance (Total Return)	YTD Benchmark Performance (Total Return)	YTD Variance (Total Return)	YTD Expense Ratio*	YTD Commission Cost	YTD Other Sources**
Cboe Vest US Large Cap 10% Buffer Strategies Fund	BUIGX	SPRO	8/24/16	7.82%	9.72%	-1.90%	-0.96%	-0.07%	-0.88%
Cboe Vest US Large Cap 20% Buffer Strategies Fund	ENGIX	MQUSLBLR	12/21/16	6.79%	8.65%	-1.86%	-0.96%	-0.13%	-0.78%
CBOE VEST S&P 500 Dividend Aristocrats Target Income	KNGIX	SPAI	9/11/17	-1.01%	0.07%	-1.08%	-0.96%	-0.12%	-0.01%
Cboe Vest BitCoin Target Volatility Strategy Fund	BTCVX	HBITCNER	8/13/21	39.60%	63.01%	-23.41%	-0.99%	-0.27%	-22.15%

*Expense ratio includes the effect of an expense limitation agreement with the Adviser, based on the Funds’ current Prospectus. This agreement is contractual and is in effect until February 29, 2024. Had the expense limitation agreement not been in place, the Funds’ expense ratios would have been: 1.07% for the 10% Buffer Fund, 1.23% for the 20% Buffer Fund, 1.25% for the Dividend Aristocrats Fund and 10.19% for the Bitcoin Fund.

**Other sources of variance are primarily due to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index.

Past performance is not a guarantee or indicative of future investment results.

1The CBOE S&P 500® Buffer Protect Balanced Series Index is a balanced series and a composite of the 12 monthly series, where each monthly series is allocated on an equal weight basis at each monthly roll date.

2MerQube US 20% Buffer Laddered Index holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

3The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

4The Horizons Bitcoin Front Month Rolling Future Index ER is designed to measure the performance of the CME front month Bitcoin future (BTC) and rolls the exposure over five days from the Active Contract into the Next Active Contract.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Shareholder Letter - continuedOctober 31, 2023

Stock Market Performance

For the one-year period ending October 31, 2023, the S&P 500® Index5 gained 10.14%. Five of the eleven sectors within the S&P 500® Index were up during the period. The top three sectors were Communication Services, Technology, and Consumer Discretionary, returning 35.7%, 30.9%, and 8.4%, respectively. The bottom three sectors were Utilities, Real Estate, and Health Care, returning -7.7%, -6.6%, and -4.6%, respectively.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, outperformed both mid-cap and small-cap stocks. For the one-year period ending October 31, 2023, the S&P 400® Midcap Index6 returned -1.1%, while the Russell 2000 Small-Cap Index7 returned -8.6%.

For the period ending October 31, 2023, the S&P 500® Index produced a dividend yield of 1.6%, which trailed the average 10-Year US Treasury note yield of 3.9% by 2.3%. During the same period, the 10-Year Treasury yield rose from 4.1% at the beginning of the period to 4.9% at the end.

The Cboe Vest US Large Cap 10% Buffer Strategies Fund

The Cboe Vest US Large Cap 10% Buffer Strategies Fund underperformed the S&P 500® Index by 2.32% during the fiscal year ended October 31, 2023. The Fund holds twelve laddered one-year 10% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, Cboe Vest US Large Cap 10% Buffer Strategies Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was down by an average of 7.6% when the fiscal year began (i.e., from tranche inception through 10/31/22.) This ranged from -18% to +5% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 10/31/22 to tranche close), on average the S&P 500® Index was up 8.3%. This ranged from +1% to +18% across these 12 tranches. Of these 12 tranches, none closed out at their caps, six closed out in the upside participation zone (i.e., where the S&P 500® Index returned between 0% and the cap), two closed out in the buffer zone (i.e., where the S&P 500® Index returned between -10% and 0%), and four closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -10%).

For the other twelve tranches that opened during the current fiscal year, on average the S&P 500® Index was up 2.3% from the tranche opening date through the end of this fiscal year (10/31/23.) This ranged from -6% to +10% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/23, none of these tranches are currently at their caps, seven are currently in the upside participation zone, five are currently in the buffer zone, and none are below the buffer zone.

5The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

6The S&P 400® Index tracks the performance of companies considered to be in the mid-range of market capitalization of $3.6 billion and $13.1 billion.

7The Russell 2000® Small -Cap Index tracks the performance of 2,000 small-capitalization companies and often serves as a measure of the underlying health of the US economy.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Shareholder Letter - continuedOctober 31, 2023

The Cboe Vest US Large Cap 20% Buffer Strategies Fund

The Cboe Vest US Large Cap 20% Buffer Strategies Fund underperformed the S&P 500® Index by 3.35% during the fiscal year ended October 31, 2023. The Fund holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, Cboe Vest US Large Cap 20% Buffer Strategies Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was down by an average of 7.6% when the fiscal year began (i.e., from tranche inception through 10/31/22.) This ranged from -18% to +5% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 10/31/22 to tranche close), on average the S&P 500® Index was up 8.3%. This ranged from +1% to +18% across these 12 tranches. Of these 12 tranches, three closed out at their caps, three closed out in the upside participation zone (i.e., where the S&P 500® Index returned between 0% and the cap), six closed out in the buffer zone (i.e., where the S&P 500® Index returned between -10% and 0%), and none closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -10%.)

For the other twelve tranches that opened during the current fiscal year, on average the S&P 500® Index was up 2.3% from the tranche opening date through the end of this fiscal year (10/31/23.) This ranged from -6% to +10% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 10/31/23, none of these tranches are currently at their caps, seven are currently in the upside participation zone, five are currently in the buffer zone, and none are below the buffer zone.

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund underperformed the S&P 500® Index by 11.15% during the fiscal year ended October 31, 2023. The Fund holds a portfolio of US Large Cap stocks that have increased their dividends for the last 25 years consecutively, along with a partial overwrite strategy that is reset weekly.

The Fund’s sector weightings were substantially different than the sector weightings of the S&P 500® Index. Relative to the S&P 500® Index, the Fund was significantly overweight the Consumer Staples, Industrials, and Materials sectors, and was significantly underweight the Information Technology, Communication Services, and Consumer Discretionary sectors. The net effect of the Fund’s sector weightings relative to those of the S&P 500® Index’s sector weightings negatively impacted the Fund’s performance relative to that of the S&P 500® Index.

Strong performances from the Fund’s holdings within the Industrials and Materials sectors, coupled with the Fund’s relative overweight in these sectors, contributed to relative overperformance for the Fund versus the S&P 500® Index.

Strong performance in the Information Technology sector, coupled with the Fund’s relative underweight in this sector, contributed to relative underperformance for the Fund versus the S&P 500® Index.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Shareholder Letter - continuedOctober 31, 2023

Cboe Vest Bitcoin Strategy Managed Volatility Fund

The Cboe Vest Bitcoin Strategy Managed Volatility Fund seeks to achieve total return by constructing a dynamic portfolio with the aim of both managing the volatility of the Fund and reducing the impact on the Fund’s portfolio of significant market downturns during periods of high volatility in the price of Bitcoin. The Fund seeks to achieve these objectives by allocating its assets among exchange-traded futures contracts linked to Bitcoin that are cash-settled in US dollars (“Bitcoin Futures”) and any one or more of the following: US Treasuries, other US government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), treasury inflation-protected securities, and repurchase agreements.

During the fiscal year ended October 31, 2023, the Cboe Vest Bitcoin Strategy Managed Volatility Fund returned 39.60%. The Fund underperformed the Horizons Bitcoin Front Month Rolling Futures Index ER by 23.41%. This underperformance is primarily due to the fact that the Fund is designed to hold less than 100% exposure to Bitcoin and Bitcoin rose sharply during the period. During the period, the percentage of the Fund’s net assets allocated to Bitcoin Futures ranged from approximately 46% to 98%. In addition, the Fund incurred an expense ratio of 0.99% (based on the Fund’s current expense limitation agreement for Institutional Class Shares) and commission costs of 0.27% whereas the benchmark index performance is not impacted by expenses or commissions.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Important Disclosure StatementOctober 31, 2023

The Cboe Vest US Large Cap 10% Buffer Strategies Fund, The Cboe Vest US Large Cap 20% Buffer Strategies Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectuses containing this and other important information, please call 855-505-8378. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Cboe VestSM Financial, LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2023 and are subject to change at any time. For most recent information, please call 855-505-8378.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® BUFFER PROTECT BALANCED SERIES INDEX AND THE S&P 500® INDEX (unaudited)

250
230
210
190
170
150
130
110
90
Thousands
$218,225
$173,083
$158,808
8/23/2016*
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23

Past performance is not predictive of future performance.

	Cboe Vest US Large Cap 10% Buffer Strategies Fund				Cboe S&P 500® Buffer Protect Balanced Series Index			S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception
Institutional	08/23/16	7.82%	6.48%	6.65%	9.72%	8.08%	7.93%	10.14%	11.01%	11.47%
Investor	12/08/16	7.55%	6.23%	6.36%	9.72%	8.08%	7.97%	10.14%	11.01%	11.44%
A	07/24/18	7.54%	6.22%	5.45%	9.72%	8.08%	7.30%	10.14%	11.01%	9.70%
A (with Load)	07/24/18	1.36%	4.97%	4.27%	N/A	N/A	N/A	N/A	N/A	N/A
C	07/24/18	6.72%	5.42%	4.54%	9.72%	8.08%	7.30%	10.14%	11.01%	9.70%
Y	07/24/18	8.11%	6.75%	5.96%	9.72%	8.08%	7.30%	10.14%	11.01%	9.70%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe® Vest S&P 500® Buffer Protect Series Index, a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“FLEX Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

*Inception date

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Portfolio Composition as of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	0.19%
Options Purchased:
Call Options	101.24%
Put Options	4.20%
Total Investments	105.63%
Options Written:
Call Options	(0.16%	)
Put Options	(1.77%	)
	(1.93%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2023

		Shares	Value
0.19%	MONEY MARKET FUND
	Federated Treasury Obligations Fund Institutional Class 5.22%(A)	752,357	$752,357
(Cost: $752,357)

105.44%	OPTIONS PURCHASED(B)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
101.24%		CALL OPTIONS
		SPDR S&P 500 ETF	963	$40,272,660	$0.01	11/16/23	$40,273,130
		SPDR S&P 500 ETF	880	36,801,600	0.01	2/20/24	36,675,533
		SPDR S&P 500 ETF	672	28,103,040	0.01	6/24/24	27,851,405
		SPDR S&P 500 ETF	1,902	79,541,640	0.01	8/19/24	78,829,437
		SPDR S&P 500 ETF	2,380	99,531,600	0.01	12/18/24	98,342,658
		SPDR S&P 500 ETF	1,034	43,241,880	0.01	3/20/25	42,507,050
		SPDR S&P 500 ETF	456	19,069,920	0.01	6/18/25	18,745,860
		SPDR S&P 500 ETF	487	20,366,340	0.01	11/19/25	19,968,192
		SPDR S&P 500 ETF	821	34,334,220	0.01	7/15/26	33,477,884
		TOTAL CALL OPTIONS PURCHASED					396,671,149
		(Cost: $387,208,895)

4.20%		PUT OPTIONS
		SPDR S&P 500 ETF	799	33,414,180	395.45	11/15/23	64,053
		SPDR S&P 500 ETF	799	33,414,180	386.23	12/20/23	190,722
		SPDR S&P 500 ETF	799	33,414,180	391.49	1/17/24	360,463
		SPDR S&P 500 ETF	799	33,414,180	413.98	2/21/24	930,700
		SPDR S&P 500 ETF	799	33,414,180	389.28	3/20/24	593,653
		SPDR S&P 500 ETF	799	33,414,180	414.14	4/17/24	1,189,359
		SPDR S&P 500 ETF	799	33,414,180	415.23	5/15/24	1,340,442
		SPDR S&P 500 ETF	799	33,414,180	434.94	6/18/24	2,048,143
		SPDR S&P 500 ETF	799	33,414,180	455.20	7/17/24	2,945,891
		SPDR S&P 500 ETF	799	33,414,180	439.64	8/21/24	2,303,821
		SPDR S&P 500 ETF	799	33,414,180	438.64	9/18/24	2,298,422
		SPDR S&P 500 ETF	799	33,414,180	430.21	10/16/24	2,202,599
		TOTAL PUT OPTIONS PURCHASED					16,468,268
		(Cost: $23,521,952)

105.44%		TOTAL OPTIONS PURCHASED					413,139,417
		(Cost: $410,730,847)

105.63%		TOTAL INVESTMENTS					413,891,774
		(Cost: $411,483,204)
(5.63%	)	Liabilities in excess of other assets					(22,048,203)
100.00%		NET ASSETS					$391,843,571

(A)Effective 7 day yield as of October 31, 2023

(B) All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2023

(1.93%)		OPTIONS WRITTEN

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.16%	)	CALL OPTIONS
		SPDR S&P 500 ETF	809	$(33,832,380)	$497.56	11/15/23	$(2)
		SPDR S&P 500 ETF	799	(33,414,180)	479.07	12/20/23	(3,250)
		SPDR S&P 500 ETF	799	(33,414,180)	471.97	1/17/24	(18,491)
		SPDR S&P 500 ETF	799	(33,414,180)	496.20	2/21/24	(13,124)
		SPDR S&P 500 ETF	799	(33,414,180)	470.31	3/20/24	(111,600)
		SPDR S&P 500 ETF	799	(33,414,180)	497.84	4/17/24	(30,683)
		SPDR S&P 500 ETF	799	(33,414,180)	493.01	5/15/24	(67,589)
		SPDR S&P 500 ETF	799	(33,414,180)	516.61	6/18/24	(44,237)
		SPDR S&P 500 ETF	799	(33,414,180)	541.41	7/17/24	(18,344)
		SPDR S&P 500 ETF	799	(33,414,180)	526.51	8/21/24	(54,847)
		SPDR S&P 500 ETF	799	(33,414,180)	525.20	9/18/24	(97,013)
		SPDR S&P 500 ETF	799	(33,414,180)	513.45	10/16/24	(169,346)
		TOTAL CALL OPTIONS WRITTEN					(628,526)
		(Premiums received: ($3,547,187))

(1.77%	)	PUT OPTIONS
		SPDR S&P 500 ETF	799	(33,414,180)	355.91	11/15/23	(8,587)
		SPDR S&P 500 ETF	799	(33,414,180)	347.61	12/20/23	(42,840)
		SPDR S&P 500 ETF	799	(33,414,180)	352.34	1/17/24	(102,025)
		SPDR S&P 500 ETF	799	(33,414,180)	372.58	2/21/24	(304,018)
		SPDR S&P 500 ETF	799	(33,414,180)	350.35	3/20/24	(233,846)
		SPDR S&P 500 ETF	799	(33,414,180)	372.73	4/17/24	(468,688)
		SPDR S&P 500 ETF	799	(33,414,180)	373.71	5/15/24	(560,520)
		SPDR S&P 500 ETF	799	(33,414,180)	391.45	6/18/24	(856,825)
		SPDR S&P 500 ETF	799	(33,414,180)	409.68	7/17/24	(1,208,547)
		SPDR S&P 500 ETF	799	(33,414,180)	395.68	8/21/24	(1,093,752)
		SPDR S&P 500 ETF	799	(33,414,180)	394.78	9/18/24	(1,115,187)
		SPDR S&P 500 ETF	799	(33,414,180)	387.19	10/16/24	(928,253)
		TOTAL PUT OPTIONS WRITTEN					(6,923,088)
		(Premium received: ($13,178,130))

(1.93%	)	TOTAL OPTIONS WRITTEN					$(7,551,614)
		(Premium received: ($16,725,317))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2023

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$413,139,417	$ —	$413,139,417	$(7,551,614)	$ —	$405,587,803

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(7,551,614)	$ —	$(7,551,614)	$7,551,614	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund

Cboe Vest US Large Cap 20% Buffer Strategies Fund

COMPARISON OF $100,000 INVESTMENT IN
CBOE® VEST US LARGE CAP 20% BUFFER STRATEGIES FUND INSTITUTIONAL SHARES
VS. THE CBOE® S&P 500® ENHANCED GROWTH INDEX BALANCED SERIES,
THE S&P 500® INDEX AND THE MERQUBE US 20% BUFFER LADDERED INDEX (unaudited)

230
210
190
170
150
130
110
90
Thousands
$209,213
$193,387
$186,944
$143,672
12/21/16*
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23

Past performance is not predictive of future performance.

	Cboe Vest US Large Cap 20% Buffer Strategies Fund				CBOE® S&P 500® Enhanced Growth Index Balanced Series			S&P 500® Index			MerQube US 20% Buffer Laddered Index
Share Class	Inception Date	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Since Inception
Institutional	12/21/16	6.79%	9.27%	9.55%	14.78%	9.68%	10.09%	10.14%	11.01%	11.36%	8.65%	5.82%	5.42%
Investor	02/01/17	6.64%	9.05%	9.28%	14.78%	9.68%	10.01%	10.14%	11.01%	11.43%	8.65%	5.82%	5.43%
A	02/01/17	6.35%	8.77%	9.04%	14.78%	9.68%	10.01%	10.14%	11.01%	11.43%	8.65%	5.82%	5.43%
A (with Load)	02/01/17	0.23%	7.49%	8.09%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
C	07/24/18	5.73%	8.05%	6.84%	14.78%	9.68%	8.47%	10.14%	11.01%	9.70%	8.65%	5.82%	5.33%
Y	07/24/18	6.97%	9.50%	8.26%	14.78%	9.68%	8.47%	10.14%	11.01%	9.70%	8.65%	5.82%	5.33%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Enhanced Growth Index Balanced Series is designed to provide target outcome returns linked to the U.S. domestic stock market.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

The MerQube US 20% Buffer Laddered Index holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

* Inception date

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Portfolio Composition as of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	4.00%
Options Purchased:
Call Options	92.38%
Put Options	3.75%
Total Investments	100.13%
Options Written:
Call Options	(0.63%	)
Put Options	(0.71%	)
	(1.34%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2023

		Shares	Value
4.00%	MONEY MARKET FUND
	Federated Treasury Obligations Fund Institutional Class 5.22%(A)	1,783,718	$1,783,718
(Cost: $1,783,718)

96.13%	OPTIONS PURCHASED(B)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
92.38%		CALL OPTIONS
		SPDR S&P 500 ETF	361	$15,097,020	$0.02	5/15/24	$15,008,995
		SPDR S&P 500 ETF	589	24,631,980	0.02	2/19/25	24,212,844
		SPDR S&P 500 ETF	48	2,007,360	0.02	2/18/26	1,962,443
		TOTAL CALL OPTIONS PURCHASED					41,184,282
		(Cost: $38,399,862)

3.75%		PUT OPTIONS
		SPDR S&P 500 ETF	81	3,387,420	395.44	11/14/23	6,488
		SPDR S&P 500 ETF	81	3,387,420	386.22	12/19/23	19,326
		SPDR S&P 500 ETF	81	3,387,420	391.50	1/16/24	36,555
		SPDR S&P 500 ETF	81	3,387,420	413.97	2/20/24	94,326
		SPDR S&P 500 ETF	81	3,387,420	389.27	3/19/24	60,168
		SPDR S&P 500 ETF	81	3,387,420	414.13	4/16/24	120,551
		SPDR S&P 500 ETF	81	3,387,420	415.22	5/14/24	135,878
		SPDR S&P 500 ETF	81	3,387,420	434.93	6/17/24	207,619
		SPDR S&P 500 ETF	81	3,387,420	455.19	7/16/24	298,598
		SPDR S&P 500 ETF	81	3,387,420	439.63	8/20/24	233,518
		SPDR S&P 500 ETF	81	3,387,420	438.63	9/17/24	232,973
		SPDR S&P 500 ETF	81	3,387,420	430.20	10/15/24	223,327
		TOTAL PUT OPTIONS PURCHASED					1,669,327
		(Cost: $2,290,365)

96.13%		TOTAL OPTIONS PURCHASED					42,853,609
		(Cost: $40,690,227)

100.13%		TOTAL INVESTMENTS					44,637,327
		(Cost: $42,473,945)
(0.13%	)	Liabilities in excess of other assets					(57,965)
100.00%		NET ASSETS					$44,579,362

(A)Effective 7 day yield as of October 31, 2023

(B)All or a portion of the purchased options are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2023

(1.34%	)	OPTIONS WRITTEN

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.63%	)	CALL OPTIONS
		SPDR S&P 500 ETF	79	$(3,303,780)	$460.68	11/15/23	$(63)
		SPDR S&P 500 ETF	81	(3,387,420)	444.94	12/20/23	(9,346)
		SPDR S&P 500 ETF	81	(3,387,420)	439.09	1/17/24	(34,151)
		SPDR S&P 500 ETF	81	(3,387,420)	469.61	2/21/24	(6,810)
		SPDR S&P 500 ETF	80	(3,345,600)	441.70	3/20/24	(65,855)
		SPDR S&P 500 ETF	81	(3,387,420)	465.31	4/17/24	(25,552)
		SPDR S&P 500 ETF	81	(3,387,420)	463.19	5/15/24	(40,721)
		SPDR S&P 500 ETF	81	(3,387,420)	487.77	6/18/24	(16,305)
		SPDR S&P 500 ETF	81	(3,387,420)	513.91	7/17/24	(4,889)
		SPDR S&P 500 ETF	81	(3,387,420)	497.88	8/21/24	(18,984)
		SPDR S&P 500 ETF	81	(3,387,420)	494.16	9/18/24	(29,452)
		SPDR S&P 500 ETF	81	(3,387,420)	496.06	10/16/24	(28,710)
		TOTAL CALL OPTIONS WRITTEN					(280,838)
		(Premiums received: ($1,005,891))

(0.71%	)	PUT OPTIONS
		SPDR S&P 500 ETF	81	(3,387,420)	316.36	11/15/23	(329)
		SPDR S&P 500 ETF	81	(3,387,420)	308.98	12/20/23	(2,023)
		SPDR S&P 500 ETF	81	(3,387,420)	313.20	1/17/24	(4,178)
		SPDR S&P 500 ETF	81	(3,387,420)	331.18	2/21/24	(11,085)
		SPDR S&P 500 ETF	81	(3,387,420)	311.42	3/20/24	(10,613)
		SPDR S&P 500 ETF	81	(3,387,420)	331.31	4/17/24	(20,165)
		SPDR S&P 500 ETF	81	(3,387,420)	332.18	5/15/24	(24,655)
		SPDR S&P 500 ETF	81	(3,387,420)	347.94	6/18/24	(36,072)
		SPDR S&P 500 ETF	81	(3,387,420)	364.15	7/17/24	(50,351)
		SPDR S&P 500 ETF	81	(3,387,420)	351.70	8/21/24	(51,523)
		SPDR S&P 500 ETF	81	(3,387,420)	350.90	9/18/24	(55,855)
		SPDR S&P 500 ETF	81	(3,387,420)	344.16	10/16/24	(48,411)
		TOTAL PUT OPTIONS WRITTEN					(315,260)
		(Premium received: ($729,736))

(1.34%	)	TOTAL OPTIONS WRITTEN					$(596,098)
		(Premium received: ($1,735,627))

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedas of October 31, 2023

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$42,853,609	$ —	$42,853,609	$(596,098)	$ —	$42,257,511

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(596,098)	$ —	$(596,098)	$596,098	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

CBOE Vest S&P 500® Dividend Aristocrats Target Income Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND INSTITUTIONAL SHARES VS. CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME INDEX AND THE S&P 500® INDEX (unaudited)

200
190
180
170
160
150
140
130
120
110
100
Thousands
$187,665
$167,021
$157,287
09/11/17*
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe S&P 500® Dividend Aristocrats Target Income Index
S&P 500® Index

Past performance is not predictive of future performance.

	CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund				CBOE Vest S&P 500® Dividend Aristocrats Target Income Index			S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception	Total Return One Year Ended 10/31/23	Average Annual Five Years Ended 10/31/23	Average Annual Return Since Inception
Institutional	09/11/17	(1.01%)	7.79%	7.66%	0.07%	8.72%	8.72%	10.14%	11.01%	10.80%
Investor	09/11/17	(1.33%)	7.51%	7.36%	0.07%	8.72%	8.72%	10.14%	11.01%	10.80%
A	09/11/17	(1.26%)	7.53%	7.40%	0.07%	8.72%	8.72%	10.14%	11.01%	10.80%
A (with Load)	09/11/17	(6.95%)	6.26%	6.37%	N/A	N/A	N/A	N/A	N/A	N/A
C	09/11/17	(2.00%)	6.70%	6.57%	0.07%	8.72%	8.72%	10.14%	11.01%	10.80%
Y	07/24/18	(0.78%)	8.06%	7.34%	0.07%	8.72%	8.00%	10.14%	11.01%	9.70%

The total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Dividend Aristocrats Target Income Index is designed to track the performance of a hypothetical buy-write strategy on constituents of the S&P 500® Dividend Aristocrat Index.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

*Inception date

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Portfolio Composition as of October 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrials	23.76%
Materials	11.95%
Food & Staple Retailing	11.58%
Financials	11.14%
Health Care	10.61%
Household Products	7.57%
Consumer Discretionary	5.77%
Utilities	4.40%
Real Estate	4.33%
Information Technology	3.37%
Energy	3.29%
Beverages	2.97%
Consumer Staples	0.10%
Total Investments	100.84%
Options Written:
Call Options	(0.61%	)
	(0.61%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsOctober 31, 2023

		Shares	Value
100.84%	COMMON STOCKS

2.97%	BEVERAGES
	Brown-Forman Corp. - Class B	15,528	$872,052
	The Coca-Cola Co.(A)	17,176	970,272
			1,842,324

5.77%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	6,810	877,537
	Lowe’s Cos., Inc.(A)	4,585	873,763
	McDonald’s Corp.(A)	3,634	952,726
	Target Corp.(A)	7,923	877,789
			3,581,815

0.10%	CONSUMER STAPLES
	Kenvue, Inc.(A)	3,364	62,570

3.29%	ENERGY
	Chevron Corp.(A)	6,630	966,190
	Exxon Mobil Corp.(A)	10,167	1,076,177
			2,042,367

11.14%	FINANCIALS
	Aflac, Inc.(A)	14,806	1,156,497
	Brown & Brown, Inc.	15,189	1,054,420
	Chubb Ltd.	5,350	1,148,217
	Cincinnati Financial Corp.	10,442	1,040,754
	Franklin Resources, Inc.	36,329	827,938
	S&P Global, Inc.(A)	2,539	886,898
	T. Rowe Price Group, Inc.(A)	8,890	804,545
			6,919,269

11.58%	FOOD & STAPLE RETAILING
	Archer-Daniels-Midland Co.(A)	12,908	923,826
	Hormel Foods Corp.(A)	26,475	861,761
	McCormick & Co., Inc.(B)	12,085	772,231
	Sysco Corp.	14,152	940,966
	The JM Smucker Co.	7,007	797,677
	The Procter & Gamble Co.(A)	6,993	1,049,160
	Walgreens Boots Alliance, Inc.(A)	35,119	740,309
	Walmart, Inc.(A)	6,735	1,100,566
			7,186,496

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2023

		Shares	Value
10.61%	HEALTH CARE
	Abbott Laboratories(A)	9,411	$889,810
	AbbVie, Inc.(A)	7,494	1,058,003
	Becton, Dickinson and Co.	3,832	968,653
	Cardinal Health, Inc.(A)	11,530	1,049,230
	Johnson & Johnson(A)	5,812	862,152
	Medtronic plc(A)	12,087	852,859
	West Pharmaceutical Services, Inc.	2,854	908,400
			6,589,107

7.57%	HOUSEHOLD PRODUCTS
	Church & Dwight Co., Inc.	10,938	994,702
	Colgate-Palmolive Co.(A)	13,846	1,040,112
	Kimberly-Clark Corp.(A)	7,822	935,824
	PepsiCo, Inc.(A)	5,620	917,634
	The Clorox Co.(A)	6,914	813,778
			4,702,050

23.76%	INDUSTRIALS
	3M Co.(A)	10,289	935,785
	A.O. Smith Corp.	14,225	992,336
	Caterpillar, Inc.(A)	4,137	935,169
	CH Robinson Worldwide Inc.	10,954	896,366
	Cintas Corp.	2,102	1,065,966
	Dover Corp.	7,055	916,797
	Emerson Electric Co.(A)	11,632	1,034,899
	Expeditors International of Washington, Inc.	8,583	937,693
	General Dynamics Corp.(A)	4,956	1,195,932
	Illinois Tool Works, Inc.	4,219	945,562
	Nordson Corp.	4,381	931,357
	Pentair plc	16,191	941,021
	Roper Technologies, Inc.	2,168	1,059,220
	Stanley Black & Decker, Inc.	11,125	946,181
	W.W. Grainger, Inc.	1,395	1,018,113
			14,752,397

3.37%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.(A)	4,481	977,844
	International Business Machines Corp.(A)	7,689	1,112,137
			2,089,981

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedOctober 31, 2023

			Shares	Value
11.95%		MATERIALS
		Air Products & Chemicals, Inc.	3,552	$1,003,227
		Albemarle Corp.(A)	5,091	645,437
		Amcor PLC	106,109	943,309
		Ecolab, Inc.	5,664	950,079
		Linde PLC	2,790	1,066,226
		Nucor Corp.(A)	6,473	956,645
		PPG Industries, Inc.(A)	7,355	902,973
		The Sherwin-Williams Co.	4,003	953,555
				7,421,451

4.33%		REAL ESTATE
		Essex Property Trust, Inc.(C)	4,390	939,109
		Federal Realty Investment Trust(C)	10,400	948,376
		Realty Income Corp.(C)	16,929	802,096
				2,689,581

4.40%		UTILITIES
		Atmos Energy Corp.	8,711	937,826
		Consolidated Edison, Inc.	11,046	969,728
		NextEra Energy, Inc.(A)	14,209	828,385
				2,735,939

100.84%		TOTAL COMMON STOCKS		62,615,347
		(Cost: $52,122,804)

100.84%		TOTAL INVESTMENTS		62,615,347
		(Cost: $52,122,804)
(0.84%	)	Liabilities in excess of other assets		(524,530)
100.00%		NET ASSETS		$62,090,817

(A)All or a portion of securities are held as collateral for options written. On October 31, 2023, the value of the securities held as collateral was $20,396,693.

(B)Non-voting shares.

(C)Real Estate Investment Trust (“REIT”).

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenOctober 31, 2023

(0.61%)	OPTIONS WRITTEN(D)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	CALL OPTIONS
	Abbott Laboratories	48	$(453,840)	$93.00	11/03/23	$(9,360)
	Abbvie, Inc.	32	(451,776)	138.00	11/03/23	(11,200)
	Aflac Inc.	58	(453,038)	76.00	11/03/23	(15,486)
	Archer-Daniels-Midland Co.	63	(450,891)	70.00	11/03/23	(11,214)
	Automatic Data Processing, Inc.	21	(458,262)	215.00	11/03/23	(8,505)
	Cardinal Health, Inc.	48	(436,800)	91.00	11/03/23	(10,224)
	Chevron Corp.	31	(451,763)	145.00	11/03/23	(5,425)
	The Clorox Co.	37	(435,490)	118.00	11/03/23	(11,396)
	The Coca-Cola Co.	80	(451,920)	55.00	11/03/23	(12,640)
	Colgate-Palmolive Co.	61	(458,232)	72.00	11/03/23	(19,520)
	Emerson Electric Co.	50	(444,850)	88.00	11/03/23	(7,250)
	Exxon Mobile Corp.	42	(444,570)	105.00	11/03/23	(6,594)
	General Dynamics Corp.	19	(458,489)	237.50	11/03/23	(8,550)
	Hormel Foods Corp.	141	(458,955)	31.00	11/03/23	(22,137)
	IBM	31	(448,384)	142.00	11/03/23	(9,238)
	Johnson & Johnson	30	(445,020)	145.00	11/03/23	(10,800)
	Kenvue Inc.	15	(27,900)	18.50	11/03/23	(420)
	Kimberly-Clark Corp.	38	(454,632)	117.00	11/03/23	(10,374)
	Lowes Corp.	24	(457,368)	182.50	11/03/23	(20,472)
	McDonald’s Corp.	17	(445,689)	255.00	11/03/23	(13,005)
	3M Co.	51	(463,845)	87.00	11/03/23	(20,655)
	Medtronic Plc.	64	(451,584)	69.00	11/03/23	(11,520)
	Nextera Energy	79	(460,570)	56.00	11/03/23	(19,750)
	Nucor Corp.	30	(443,370)	148.00	11/03/23	(5,700)
	PepsiCo., Inc.	28	(457,184)	160.00	11/03/23	(10,220)
	PPG Industries, Inc.	37	(454,249)	121.00	11/03/23	(10,286)
	The Procter & Gamble Co.	30	(450,090)	147.00	11/03/23	(10,050)
	S&P Global, Inc.	13	(454,103)	340.00	11/03/23	(15,730)
	T. Rowe Price Group	50	(452,500)	88.00	11/03/23	(13,000)
	Target Corp.	41	(454,239)	107.00	11/03/23	(17,302)
	Walgreens Boots	209	(440,572)	21.00	11/03/23	(7,942)
	Walmart, Inc.	27	(441,207)	160.00	11/03/23	(10,125)
(0.61%)	TOTAL CALL OPTIONS WRITTEN					(376,090)
	(Premiums Received: ($215,251))

(0.61%)	TOTAL OPTIONS WRITTEN					$(376,090)
	(Premiums Received: ($215,251))

(D)Non-income producing.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options Written - continuedas of October 31, 2023

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(376,090)	$ —	$(376,090)	$376,090	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND INSTITUTIONAL SHARES VS. THE HORIZONS BITCOIN FRONT MONTH ROLLING FUTURES INDEX ER (unaudited)

140
130
120
110
100
90
80
70
60
50
40
Thousands
$80,492
$69,393
8/13/2021*
10/31/21
10/31/22
10/31/23
Cboe Vest Bitcoin Strategy Managed Volatility Fund
Horizons Bitcoin Front Month Rolling Future Index ER

Past performance is not predictive of future performance.

	Cboe Vest BitCoin Strategy Managed Volatility Fund			Horizons Bitcoin Front Month Rolling Future Index ER
Share Class	Inception Date	Total Return One Year Ended 10/31/23	Average Annual Return Since Inception	Total Return One Year Ended 10/31/23	Average Annual Return Since Inception
Institutional	08/13/21	39.60%	-9.33%	63.01%	-15.20%
Investor	08/13/21	39.56%	-9.10%	63.01%	-15.20%
Y	08/13/21	39.78%	-9.26%	63.01%	-15.20%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Horizons Bitcoin Front Month Rolling Future Index ER is designed to measure the performance of the CME front month Bitcoin future (BTC) and rolls the exposure over five days from the Active Contract into the Next Active Contract.

*Inception date

ANNUAL REPORT

Cboe Vest BitCoin Strategy Managed Volatility Fund
Portfolio Composition as of October 31, 2023 (unaudited)

Consolidated Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	82.71%
Total Investments	82.71%
Futures unrealized appreciation	8.28%

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsOctober 31, 2023

		Shares	Value
82.71%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 5.22%(A)	1,231,819	$1,231,819
	(Cost: $1,231,819)

82.71%	TOTAL MONEY MARKET FUND		1,231,819
	(Cost: $1,231,819)

82.71%	TOTAL INVESTMENTS		1,231,819
	(Cost: $1,231,819)
17.29%	Other assets, net of liabilities		257,548
100.00%	NET ASSETS		$1,489,367

(A)Effective 7 day yield as of October 31, 2023.

Consolidated Schedule of Futures Contracts

Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

3	CME Bitcoin Future(B)	11/30/2023	$400,243	$523,575	$123,332

8.28%	TOTAL FUTURES CONTRACTS		$400,243	$523,575	$123,332

(B)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$413,891,774	$44,637,327	$62,615,347	$1,231,819
Cash deposits with brokers	1,316	3,629	220,047	28,520
Unrealized appreciation of open futures contracts	—	—	—	123,332
Receivable for securities sold	—	—	985,100	—
Receivable for capital stock sold	314,965	570,106	101,685	100,010
Dividends and interest receivable	5,608	7,102	80,415	2,845
Receivable from investment manager for expense limitation agreement	—	12,671	—	11,515
Prepaid expenses	66,435	28,977	50,287	8,759
TOTAL ASSETS	414,280,098	45,259,812	64,052,881	1,506,800

LIABILITIES
Options written, at value (2) (Note 1)	7,551,614	596,098	376,090	—
Due to custodian	—	—	359,125	—
Payable for capital stock redeemed	14,743,923	75,078	114,563	—
Payable for securities purchased	—	—	990,504	—
Accrued advisory fees	72,495	—	10,133	—
Accrued 12b-1 fees	—	1,698	90,804	200
Accrued administration, fund accounting, and transfer agent fees	58,055	6,064	8,702	1,422
Other payable	—	—	—	2,021
Other accrued expenses	10,440	1,512	12,143	13,790
TOTAL LIABILITIES	22,436,527	680,450	1,962,064	17,433
NET ASSETS	$391,843,571	$44,579,362	$62,090,817	$1,489,367

Net Assets Consist of:
Paid-in-capital	$405,847,684	$41,411,783	$58,429,755	$1,226,706
Distributable earnings (accumulated deficit)	(14,004,113)	3,167,579	3,661,062	262,661
Net Assets	$391,843,571	$44,579,362	$62,090,817	$1,489,367

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$202,253,922	$35,160,882	$27,975,802	$325,668
Investor Class	18,465,931	6,843,274	2,859,660	739,753
Class A	3,973,200	270,611	3,386,700	—
Class C	5,461,813	2,102,595	2,091,966	—
Class Y	161,688,705	202,000	25,776,689	423,946
Total	$391,843,571	$44,579,362	$62,090,817	$1,489,367

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
October 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Shares Outstanding
Institutional Class	12,868,057	5,320,034	2,374,778	23,324
Investor Class	1,190,028	1,066,420	243,520	52,413
Class A	255,745	43,630	287,792	—
Class C	366,051	356,607	178,836	—
Class Y	10,191,519	29,926	2,181,479	30,398
Total	24,871,400	6,816,617	5,266,405	106,135
Net Asset Value and Redemption Price Per Share
Institutional Class	$15.72	$6.61	$11.78	$13.96
Investor Class(3)	15.52	6.42	11.74	14.11
Class A(3)	15.54	6.20	11.77	—
Class C(3)	14.92	5.90	11.70	—
Class Y	15.87	6.75	11.82	13.95
Maximum Offering Price Per Share(4)
Class A	$16.49	$6.58	$12.49	$—

(1)Identified cost of:	$411,483,204	$42,473,945	$52,122,804	$1,231,819
(2)Premiums received of:	$16,725,317	$1,735,627	$215,251	$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$233,941	$56,103	$1,754,229	$27,357
Total investment income	233,941	56,103	1,754,229	27,357

EXPENSES
Investment management fees (Note 2)	2,879,632	385,244	542,357	9,464
12b-1 fees (Note 2)
Investor Class	54,760	13,562	12,516	1,029
Class A	9,336	643	9,324	—
Class C	53,555	15,241	24,296	—
Recordkeeping and administrative services (Note 2)	261,846	30,776	45,081	647
Accounting fees (Note 2)	202,974	25,310	27,837	12,867
Custody fees	4,426	5,359	44,227	12,496
Transfer agent fees (Note 2)	54,893	9,227	10,582	2,459
Audit and tax fees	86,362	10,207	17,983	8,150
Legal fees	128,167	15,930	21,977	10,975
Filing and registration fees	129,998	59,964	55,000	19,998
Trustee fees	30,971	8,829	9,912	5,197
Compliance fees	40,790	5,254	7,470	42
Shareholder reports	74,864	10,432	15,192	1,364
Shareholder servicing
Institutional Class	203,206	44,158	36,018	703
Investor Class	37,760	12,421	12,276	1,029
Class A	5,602	1,161	2,935	—
Class C	8,033	2,286	335	—
Insurance	10,193	4,547	4,205	2,792
Interest expense	22,043	6,491	4,480	38
Other	36,226	8,779	20,125	3,821
Total expenses	4,335,637	675,821	924,128	93,071
Investment management fee waivers and reimbursed expenses (Note 2)	(717,305)	(151,913)	(250,039)	(82,890)
Net expenses	3,618,332	523,908	674,089	10,181

Net investment income (loss)	(3,384,391)	(467,805)	1,080,140	17,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	10,308,674 (1)	—	3,083,380	—
Net realized gain (loss) on options purchased	(13,928,333)	(1,930,046)	—	—
Net realized gain (loss) on futures contracts	—	—	—	164,491
Net realized gain (loss) on options written	20,312,092	2,380,436	1,763,928	—
Net realized gain (loss) on investments, options purchased and written, and futures contracts	16,692,433	450,390	4,847,308	164,491

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2023

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE CBOE VEST FAMILY OF FUNDS
For the year ended October 31, 2023

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Net change in unrealized appreciation (depreciation) of investments	—	—	(6,034,733)	—
Net change in unrealized appreciation (depreciation) on options purchased	9,820,003	2,543,268	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	84,322
Net change in unrealized appreciation (depreciation) on options written	6,087,545	589,796	(166,668)	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written, and futures contracts	15,907,548	3,133,064	(6,201,401)	84,322

Net realized and unrealized gain (loss)	32,599,981	3,583,454	(1,354,093)	248,813

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$29,215,590	$3,115,649	$(273,953)	$265,989

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund		Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(3,384,391)	$(2,342,090)	$(467,805)	$(141,130)	$1,080,140	$975,559	$17,176	$(5,236)
Net realized gain (loss) on investments, options purchased and written and futures contracts^	16,692,433	39,571,972	450,390	29,066,314	4,847,308	1,360,449	164,491	(637,983)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	15,907,548	(66,312,382)	3,133,064	(28,869,957)	(6,201,401)	(5,898,903)	84,322	(106,981)
Increase (decrease) in net assets from operations	29,215,590	(29,082,500)	3,115,649	55,227	(273,953)	(3,562,895)	265,989	(750,200)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	(1,830,227)	(1,997,812)	(1,986,828)	—	(44,997)
Investor Class	—	—	—	(1,334,062)	(255,205)	(251,907)	—	(43,038)
Class A	—	—	—	(109,871)	(201,284)	(190,057)	—	—
Class C	—	—	—	(11,973)	(114,947)	(108,087)	—	—
Class Y	—	—	—	(861)	(1,486,376)	(971,155)	—	(53,798)
Decrease in net assets from distributions	—	—	—	(3,286,994)	(4,055,624)	(3,508,034)	—	(141,833)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	89,240,226	114,545,119	93,074,424	30,772,361	4,176,805	8,996,459	279,215	835,676
Investor Class	4,312,796	5,048,827	3,677,484	2,802,046	844,018	1,003,454	1,057,945	792,681
Class A	734,410	1,247,711	166,557	18,984	217,028	49,595	—	—
Class C	1,004,500	2,159,730	1,775,408	471,166	36,500	323,000	—	—
Class Y	134,164,803	187,080,826	200,461	172	8,484,447	1,932,647	100,000	2,491
Distributions reinvested
Institutional Class	—	—	—	1,813,055	1,924,895	1,915,091	—	44,205
Investor Class	—	—	—	1,321,358	247,253	245,237	—	42,504
Class A	—	—	—	109,871	200,668	189,638	—	—
Class C	—	—	—	11,973	89,485	83,386	—	—
Class Y	—	—	—	861	1,486,376	971,155	—	53,798

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund		Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022	2023	2022
Shares redeemed
Institutional Class(A)	(112,624,747)	(66,805,070)	(84,614,794)	(9,487,637)	(14,695,274)	(10,218,902)	(318,034)	(581,748)
Investor Class(B)	(7,594,194)	(3,362,306)	(820,885)	(77,655,479)	(3,305,751)	(1,044,318)	(685,802)	(349,283)
Class A(C)	(282,894)	(1,090,464)	(70,811)	(50,477)	(587,670)	(407,390)	—	—
Class C	(859,335)	(613,503)	(201,904)	(13,472)	(376,395)	(375,272)	—	—
Class Y(D)	(109,269,239)	(176,200,254)	(173)	—	(588,073)	(2,731,988)	1,953	—
Increase (decrease) in net assets from capital stock transactions	(1,173,674)	62,010,616	13,185,767	(49,885,218)	(1,845,688)	931,792	435,277	840,324

NET ASSETS
Increase (decrease) during year	28,041,916	32,928,116	16,301,416	(53,116,985)	(6,175,265)	(6,139,137)	701,266	(51,709)
Beginning of year	363,801,655	330,873,539	28,277,946	81,394,931	68,266,082	74,405,219	788,101	839,810
End of year	$391,843,571	$363,801,655	$44,579,362	$28,277,946	$62,090,817	$68,266,082	$1,489,367	$788,101

(A)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$2,097	$—
(B)Includes redemption fees of:	$140	$262	$1,638	$243	$102	$108	$4,349	$2,590
(C)Includes redemption fees of:	$—	$—	$—	$11	$—	$—	$—	$—
(D)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$1,953	$—

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$14.58		$15.92	$13.31		$12.68		$11.60
Investment activities
Net investment income (loss) (1)	(0.14)		(0.12)	(0.14)		(0.09)		—	(2)
Net realized and unrealized gain (loss) on investments	1.28		(1.22)	2.75		0.85		1.08
Total from investment activities	1.14		(1.34)	2.61		0.76		1.08
Distributions
Net investment income	—		—	—		(0.09)		—
Net realized gain	—		—	—		(0.04)		—
Return of capital	—		—	—	(2)	—		—
Total distributions	—		—	—		(0.13)		—
Paid-in capital from redemption fees	—		—	—	(2)`	—		—
Net asset value, end of year	$15.72		$14.58	$15.92		$13.31		$12.68
Total Return	7.82%		(8.42%)	19.62%		6.03%		9.31%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07	%(3)	1.07%	1.05%		1.07	%(3)	1.28	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.95%	0.95%		0.96	%(3)	0.96	%(3)
Net investment income (loss)	(0.90%)		(0.77%)	(0.91%)		(0.68%)		0.03%
Portfolio turnover rate	29.47%		92.18%	72.58%		120.89	%(4)	1.61%
Net assets, end of year (000’s)	$202,254		$208,446	$175,601		$150,789		$64,605

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.06% and 0.95%, respectively for the year ended October 31, 2023; and 1.06% and 0.95%, respectively for the year ended October 31, 2020; 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$14.43		$15.80	$13.24	$12.58		$11.54
Investment activities
Net investment income (loss) (1)	(0.18)		(0.15)	(0.17)	(0.13)		(0.04)
Net realized and unrealized gain (loss) on investments	1.27		(1.22)	2.73	0.86		1.08
Total from investment activities	1.09		(1.37)	2.56	0.73		1.04
Distributions
Net investment income	—		—	—	(0.03)		—
Net realized gain	—		—	—	(0.04)		—
Total distributions	—		—	—	(0.07)		—
Paid-in capital from redemption fees	—	(2)	— (2)	— (2)	—	(2)	—	(2)
Net asset value, end of year	$15.52		$14.43	$15.80	$13.24		$12.58
Total Return	7.55%		(8.67%)	19.34%	5.85%		9.01%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.40	%(3)	1.38%	1.37%	1.43	%(3)	1.71	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.20%	1.20%	1.21	%(3)	1.20	%(3)
Net investment income (loss)	(1.15%)		(1.02%)	(1.15%)	(1.00%)		(0.31%)
Portfolio turnover rate	29.47%		92.18%	72.58%	120.89	%(4)	1.61%
Net assets, end of year (000’s)	$18,466		$19,944	$20,015	$19,570		$5,510

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.39% and 1.20%, respectively for the year ended October 31, 2023; 1.42% and 1.20%, respectively for the year ended October 31, 2020; and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$14.45		$15.82	$13.25	$12.63		$11.59
Investment activities
Net investment income (loss) (1)	(0.18)		(0.15)	(0.17)	(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	1.27		(1.22)	2.74	0.83		1.06
Total from investment activities	1.09		(1.37)	2.57	0.73		1.04
Distributions
Net investment income	—		—	—	(0.07)		—
Net realized gain	—		—	—	(0.04)		—
Total distributions	—		—	—	(0.11)		—
Net asset value, end of year	$15.54		$14.45	$15.82	$13.25		$12.63
Total Return	7.54%		(8.66%)	19.40%	5.82%		8.97%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.38	%(2)	1.34%	1.32%	1.23	%(2)	1.41	%(2)
Expenses, net of waiver (Note 2)	1.21	%(2)	1.20%	1.20%	1.21	%(2)	1.21	%(2)
Net investment income (loss)	(1.15%)		(1.01%)	(1.15%)	(0.78%)		(0.13%)
Portfolio turnover rate	29.47%		92.18%	72.58%	120.89	%(3)	1.61%
Net assets, end of year (000’s)	$3,973		$3,261	$3,508	$2,727		$3,320

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.37% and 1.20% for the year ended October 31, 2023; 1.22% and 1.20%, respectively for the year ended October 31, 2020; and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$13.98		$15.42	$13.02	$12.44		$11.50
Investment activities
Net investment income (loss) (1)	(0.28)		(0.26)	(0.28)	(0.20)		(0.10)
Net realized and unrealized gain (loss) on investments	1.22		(1.18)	2.68	0.82		1.04
Total from investment activities	0.94		(1.44)	2.40	0.62		0.94
Distributions
Net investment income	—		—	—	—	(2)	—
Net realized gain	—		—	—	(0.04)		—
Total distributions	—		—	—	(0.04)		—
Paid-in capital from redemption fees	—		—	—	—	(2)	—
Net asset value, end of year	$14.92		$13.98	$15.42	$13.02		$12.44
Total Return	6.72%		(9.34%)	18.43%	5.06%		8.17%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.13	%(3)	2.10%	2.05%	2.03	%(3)	2.16	%(3)
Expenses, net of waiver (Note 2)	1.96	%(3)	1.95%	1.95%	1.96	%(3)	1.96	%(3)
Net investment income (loss)	(1.90%)		(1.78%)	(1.91%)	(1.59%)		(0.84%)
Portfolio turnover rate	29.47%		92.18%	72.58%	120.89	%(4)	1.61%
Net assets, end of year (000’s)	$5,462		$4,994	$3,897	$3,269		$2,910

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.12% and 1.95% for the year ended October 31, 2023; 2.02% and 1.95%, respectively for the year ended October 31, 2020; and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$14.68		$16.00	$13.36	$12.71		$11.60
Investment activities
Net investment income (loss) (1)	(0.10)		(0.08)	(0.10)	(0.05)		0.04
Net realized and unrealized gain (loss) on investments	1.29		(1.24)	2.77	0.84		1.07
Total from investment activities	1.19		(1.32)	2.67	0.79		1.11
Distributions
Net investment income	—		—	—	(0.10)		—
Net realized gain	—		—	—	(0.04)		—
Return of capital	—		—	(0.03)
Total distributions	—		—	(0.03)	(0.14)		—
Net asset value, end of year	$15.87		$14.68	$16.00	$13.36		$12.71
Total Return	8.11%		(8.25%)	19.98%	6.30%		9.57%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	0.99	%(2)	0.97%	0.96%	0.97	%(2)	1.14	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.70%	0.70%	0.71	%(2)	0.71	%(2)
Net investment income (loss)	(0.68%)		(0.52%)	(0.66%)	(0.41%)		0.34%
Portfolio turnover rate	29.47%		92.18%	72.58%	120.89	%(3)	1.61%
Net assets, end of year (000’s)	$161,689		$127,156	$127,852	$59,125		$29,532

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 0.98% and 0.70%, respectively for the year ended October 31, 2023; 0.96% and 0.70%, respectively for the year ended October 31, 2020; and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$6.19		$16.24	$12.89	$12.98		$12.00
Investment activities
Net investment income (loss)(1)	(0.06)		(0.06)	(0.14)	(0.01)		0.03
Net realized and unrealized gain (loss) on investments	0.48		(0.60)	3.49	0.86		1.57
Total from investment activities	0.42		(0.66)	3.35	0.85		1.60
Distributions
Net investment income	—		—	—	(0.06)		—
Net realized gain	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—		—	—	—	(2)	—
Total distributions	—		(9.39)	—	(0.94)		(0.62)
Paid-in capital from redemption fees	—		—	—	—		—	(2)
Net asset value, end of year	$6.61		$6.19	$16.24	$12.89		$12.98
Total Return	6.79%		(5.41%)	25.99%	6.72%		14.71%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.23	%(3)	1.43%	1.14%	1.17	%(3)	1.45	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.95%	0.95%	0.96	%(3)	0.96	%(3)
Net investment income (loss)	(0.85%)		(0.90%)	(0.95%)	(0.09%)		0.26%
Portfolio turnover rate	159.93%		236.75%	11.15%	124.54	%(4)	15.91%
Net assets, end of year (000’s)	$35,161		$23,963	$2,967	$5,718		$7,247

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.22% and 0.95%, respectively for the year ended October 31, 2023; 1.16% and 0.95%, respectively for the year ended October 31, 2020; and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$6.02		$16.06	$12.79	$12.89		$11.94
Investment activities
Net investment income (loss)(1)	(0.07)		(0.12)	(0.18)	(0.07)		—	(2)
Net realized and unrealized gain (loss) on investments	0.47		(0.53)	3.45	0.88		1.57
Total from investment activities	0.40		(0.65)	3.27	0.81		1.57
Distributions
Net investment income	—		—	—	(0.03)		—
Net realized gain	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—		—	—	—	(2)	—
Total distributions	—		(9.39)	—	(0.91)		(0.62)
Paid-in capital from redemption fees	—	(2)	— (2)	— (2)	—	(2)	—	(2)
Net asset value, end of year	$6.42		$6.02	$16.06	$12.79		$12.89
Total Return	6.64%		(5.55%)	25.57%	6.46%		14.53%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.69	%(3)	1.76%	1.39%	1.40	%(3)	1.69	%(3)
Expenses, net of waiver (Note 2)	1.22	%(3)	1.20%	1.20%	1.21	%(3)	1.21	%(3)
Net investment income (loss)	(1.10%)		(1.18%)	(1.20%)	(0.55%)		(0.03%)
Portfolio turnover rate	159.93%		236.75%	11.15%	124.54	%(4)	15.91%
Net assets, end of year (000’s)	$6,843		$3,694	$78,220	$62,059		$33,492

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.67% and 1.20%, respectively for the year ended October 31, 2023; 1.39% and 1.20%, respectively for the year ended October 31, 2020; and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$5.83		$15.87	$12.74	$12.87		$11.92
Investment activities
Net investment income (loss)(1)	(0.07)		(0.09)	(0.18)	(0.03)		0.02
Net realized and unrealized gain (loss) on investments	0.44		(0.56)	3.31	0.81		1.55
Total from investment activities	0.37		(0.65)	3.13	0.78		1.57
Distributions
Net investment income	—		—	—	(0.03)		—
Net realized gain	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—		—	—	—	(2)	—
Total distributions	—		(9.39)	—	(0.91)		(0.62)
Paid-in capital from redemption fees	—		—	—	—		—	(2)
Net asset value, end of year	$6.20		$5.83	$15.87	$12.74		$12.87
Total Return	6.35%		(5.56%)	24.57%	6.23%		14.56%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.89	%(3)	1.99%	1.24%	1.29	%(3)	1.41	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.20%	1.20%	1.21	%(3)	1.21	%(3)
Net investment income (loss)	(1.10%)		(1.18%)	(1.20%)	(0.25%)		0.13%
Portfolio turnover rate	159.93%		236.75%	11.15%	124.54	%(4)	15.91%
Net assets, end of year (000’s)	$271		$158	$200	$224		$375

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.88% and 1.20%, respectively for the year ended October 31, 2023; 1.28% and 1.20%, respectively for the year ended October 31, 2020; and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$5.58		$15.68	$12.58	$12.82		$11.97
Investment activities
Net investment income (loss)(1)	(0.11)		(0.10)	(0.29)	(0.06)		(0.05)
Net realized and unrealized gain (loss) on investments	0.43		(0.61)	3.39	0.70		1.52
Total from investment activities	0.32		(0.71)	3.10	0.64		1.47
Distributions
Net realized gain	—		(9.39)	—	(0.88)		(0.62)
Return of Capital	—		—	—	—	(2)	—
Total distributions	—		(9.39)	—	(0.88)		(0.62)
Paid-in capital from redemption fees	—		— (2)	—	—		—
Net asset value, end of year	$5.90		$5.58	$15.68	$12.58		$12.82
Total Return	5.73%		(6.38%)	24.64%	5.06%		13.62%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.36	%(3)	2.36%	2.15%	2.20	%(3)	2.11%
Expenses, net of waiver (Note 2)	1.97	%(3)	1.95%	1.95%	1.96	%(3)	1.95%
Net investment income (loss)	(1.85%)		(1.87%)	(1.95%)	(0.50%)		(0.40%)
Portfolio turnover rate	159.93%		236.75%	11.15%	124.54	%(4)	15.91%
Net assets, end of year (000’s)	$2,103		$461	$7	$1		$17

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.34% and 1.95%, respectively for the year ended October 31, 2023 and 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	For the year ended October 31,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$6.31		$16.34	$12.95	$13.02		$12.01
Investment activities
Net investment income (loss)(1)	(0.04)		(0.05)	(0.11)	0.01		0.06
Net realized and unrealized gain (loss) on investments	0.48		(0.59)	3.50	0.88		1.57
Total from investment activities	0.44		(0.64)	3.39	0.89		1.63
Distributions
Net investment income	—		—	—	(0.08)		—
Net realized gain	—		(9.39)	—	(0.88)		(0.62)
Total distributions	—		(9.39)	—	(0.96)		(0.62)
Net asset value, end of year	$6.75		$6.31	$16.34	$12.95		$13.02
Total Return	6.97%		(5.23%)	26.18%	7.03%		14.97%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.02	%(2)	1.38%	0.80%	0.73	%(2)	0.96	%(2)
Expenses, net of waiver (Note 2)	0.72	%(2)	0.70%	0.70%	0.71	%(2)	0.71	%(2)
Net investment income (loss)	(0.61%)		(0.68%)	(0.70%)	0.09%		0.47%
Portfolio turnover rate	159.93%		236.75%	11.15%	124.54	%(3)	15.91%
Net assets, end of year (000’s)	$202		$2	$1	$202		$1

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.00% and 0.70%, respectively for the year ended October 31, 2023; 0.72% and 0.70%, respectively for the year ended October 31, 2020; and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

(3)Significant increase in the portfolio turnover rate is due to ETF trading.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$12.59		$13.88	$10.88		$11.47		$10.36
Investment activities
Net investment income (loss)(1)	0.19		0.18	0.20		0.18		0.17
Net realized and unrealized gain (loss) on investments	(0.27)		(0.82)	3.44		(0.28)		1.45
Total from investment activities	(0.08)		(0.64)	3.64		(0.10)		1.62
Distributions
Net investment income	(0.18)		(0.17)	(0.20)		(0.16)		(0.18)
Net realized gain	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—		—	—		(0.03)		—
Total distributions	(0.73)		(0.65)	(0.64)		(0.49)		(0.51)
Paid-in capital from redemption fees	—		—	—	(2)	—		—
Net asset value, end of year	$11.78		$12.59	$13.88		$10.88		$11.47
Total Return	(1.01%)		(4.77%)	34.02%		(0.72%)		16.02%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.25	%(3)	1.24%	1.21	%(3)	1.25	%(3)	1.40	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.95%	0.96	%(3)	0.96	%(3)	0.96	%(3)
Net investment income (loss)	1.48%		1.36%	1.49%		1.67%		1.53%
Portfolio turnover rate	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of year (000’s)	$27,976		$38,485	$41,892		$33,271		$50,376

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.24% and 0.95% for the year ended October 31, 2023; 1.20% and 0.95%, respectively for the year ended October 31, 2021; 1.24% and 0.95%, respectively for the year ended October 31, 2020; and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$12.57		$13.86	$10.86		$11.45		$10.35
Investment activities
Net investment income (loss)(1)	0.16		0.15	0.16		0.16		0.14
Net realized and unrealized gain (loss) on investments	(0.28)		(0.82)	3.45		(0.29)		1.45
Total from investment activities	(0.12)		(0.67)	3.61		(0.13)		1.59
Distributions
Net investment income	(0.16)		(0.14)	(0.17)		(0.13)		(0.16)
Net realized gain	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—		—	—		(0.03)		—
Total distributions	(0.71)		(0.62)	(0.61)		(0.46)		(0.49)
Paid-in capital from redemption fees	—	(2)	— (2)	—	(2)	—	(2)	—
Net asset value, end of year	$11.74		$12.57	$13.86		$10.86		$11.45
Total Return	(1.33%)		(5.00%)	33.74%		(1.00%)		15.71%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.64	%(3)	1.64%	1.60	%(3)	1.65	%(3)	1.81	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)
Net investment income (loss)	1.23%		1.11%	1.23%		1.44%		1.29%
Portfolio turnover rate	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of year (000’s)	$2,860		$5,181	$5,519		$3,312		$3,676

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.63% and 1.20%, respectively for the year ended October 31, 2023; 1.59% and 1.20%, respectively for the year ended October 31, 2021; 1.64% and 1.20%, respectively for the year ended October 31, 2020; and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$12.58		$13.87	$10.88		$11.46		$10.36
Investment activities
Net investment income (loss)(1)	0.16		0.15	0.16		0.16		0.14
Net realized and unrealized gain (loss) on investments	(0.28)		(0.82)	3.44		(0.28)		1.45
Total from investment activities	(0.12)		(0.67)	3.60		(0.12)		1.59
Distributions
Net investment income	(0.14)		(0.14)	(0.17)		(0.13)		(0.16)
Net realized gain	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—		—	—		(0.03)		—
Total distributions	(0.69)		(0.62)	(0.61)		(0.46)		(0.49)
Paid-in capital from redemption fees	—		—	—		—	(2)	—
Net asset value, end of year	$11.77		$12.58	$13.87		$10.88		$11.46
Total Return	(1.26%)		(4.99%)	33.60%		(0.91%)		15.74%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.48	%(3)	1.47%	1.42	%(3)	1.48	%(3)	1.65	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)
Net investment income (loss)	1.22%		1.11%	1.26%		1.44%		1.28%
Portfolio turnover rate	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of year (000’s)	$3,387		$3,783	$4,352		$4,274		$4,568

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.47% and 1.20% for the year ended October 31, 2023; 1.41% and 1.20%, respectively for the year ended October 31, 2021; 1.47% and 1.20%, respectively for the year ended October 31, 2020; and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$12.52		$13.82	$10.83		$11.42		$10.34
Investment activities
Net investment income (loss)(1)	0.06		0.05	0.07		0.08		0.06
Net realized and unrealized gain (loss) on investments	(0.27)		(0.82)	3.43		(0.28)		1.43
Total from investment activities	(0.21)		(0.77)	3.50		(0.20)		1.49
Distributions
Net investment income	(0.06)		(0.05)	(0.07)		(0.07)		(0.08)
Net realized gain	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—		—	—		(0.02)		—
Total distributions	(0.61)		(0.53)	(0.51)		(0.39)		(0.41)
Net asset value, end of year	$11.70		$12.52	$13.82		$10.83		$11.42
Total Return	(2.00%)		(5.74%)	32.75%		(1.70%)		14.71%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.16	%(2)	2.15%	2.11	%(2)	2.17	%(2)	2.35	%(2)
Expenses, net of waiver (Note 2)	1.96	%(2)	1.95%	1.96	%(2)	1.96	%(2)	1.96	%(2)
Net investment income (loss)	0.47%		0.36%	0.51%		0.71%		0.54%
Portfolio turnover rate	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of year (000’s)	$2,092		$2,487	$2,725		$2,469		$1,699

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.15% and 1.95%, respectively for the year ended October 31, 2023; 2.10% and 1.95%, respectively for the year ended October 31, 2021; 2.16% and 1.95%, respectively for the year ended October 31, 2020; and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe VEST S&P 500® Dividend Aristocrats Target Income FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	For the year ended October 31,
	2023		2022	2021		2020		2019
Net asset value, beginning of year	$12.63		$13.91	$10.91		$11.48		$10.38
Investment activities
Net investment income (loss)(1)	0.22		0.21	0.23		0.21		0.19
Net realized and unrealized gain (loss) on investments	(0.28)		(0.81)	3.44		(0.27)		1.45
Total from investment activities	(0.06)		(0.60)	3.67		(0.06)		1.64
Distributions
Net investment income	(0.20)		(0.20)	(0.23)		(0.18)		(0.21)
Net realized gain	(0.55)		(0.48)	(0.44)		(0.30)		(0.33)
Return of Capital	—		—	—		(0.03)		—
Total distributions	(0.75)		(0.68)	(0.67)		(0.51)		(0.54)
Net asset value, end of year	$11.82		$12.63	$13.91		$10.91		$11.48
Total Return	(0.78%)		(4.46%)	34.24%		(0.39%)		16.24%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.15	%(2)	1.14%	1.11	%(2)	1.15	%(2)	1.34	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.70%	0.71	%(2)	0.71	%(2)	0.70	%(2)
Net investment income (loss)	1.70%		1.61%	1.73%		1.94%		1.79%
Portfolio turnover rate	233.33%		128.88%	126.11%		169.87%		185.19%
Net assets, end of year (000’s)	$25,777		$18,330	$19,917		$12,880		$12,940

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.14% and 0.70% for the year ended October 31, 2023; 1.10% and 0.70%, respectively for the year ended October 31, 2021; 1.14% and 0.70%, respectively for the year ended October 31, 2020; and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Year ended October 31,			Period August 13, 2021* to October 31, 2021
	2023	2022
Net asset value, beginning of period	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	3.67	(11.87)		4.65
Total from investment activities	3.88	(11.94)		4.58
Distributions
Net investment income	—	(2.64)		—
Total distributions	—	(2.64)		—
Paid-in capital from redemption fees	0.08	—		—
Net asset value, end of period	$13.96	$10.00		$24.58
Total Return(2)	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	1.86%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$326	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05%, respectively for the year ended October 31, 2022; and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Year ended October 31,			Period August 13, 2021* to October 31, 2021
	2023	2022
Net asset value, beginning of period	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	3.68	(11.90)		4.64
Total from investment activities	3.88	(12.00)		4.55
Distributions
Net investment income	—	(2.56)		—
Total distributions	—	(2.56)		—
Paid-in capital from redemption fees	0.12	0.12		—
Net asset value, end of period	$14.11	$10.11		$24.55
Total Return(2)	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate(2)	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$740	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28%, respectively for the year ended October 31, 2022 and 19.55%; and 1.70%, respectively for the period ended October 31, 2021.

*Inception date

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest Bitcoin Strategy Managed Volatility Fund
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Year ended October 31,		Period August 13, 2021* to October 31, 2021
	2023	2022
Net asset value, beginning of period	$9.98	$24.56	$20.00
Investment activities
Net investment income (loss)(1)	0.21	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	3.68	(11.83)	4.62
Total from investment activities	3.89	(11.90)	4.56
Distributions
Net investment income	—	(2.68)	—
Total distributions	—	(2.68)	—
Paid-in capital from redemption fees	0.08	—	—
Net asset value, end of period	$13.95	$9.98	$24.56
Total Return(2)	39.78%	(53.03%)	22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	10.51%	9.85%	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.96%	1.45	%(4)
Net investment income (loss)	1.91%	(0.48%)	(1.40%)
Portfolio turnover rate(2)	413.89%	231.67%	0.00%
Net assets, end of period (000’s)	$424	$232	$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94%, respectively for the year ended October 31, 2022; and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Cboe Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Cboe Vest S&P 500® Buffer Strategy Fund and Cboe Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the Cboe S&P 500® Buffer Protect Index Balanced Series to seeking to provide investors with capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the Cboe S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ adviser under procedures set by the Board of Trustees

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

(the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Cboe Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, in the opinion of the Valuation Designee, that is likely to have changed the value of the security.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$752,357	$—	$—	$752,357
Call Options Purchased	—	396,671,149	—	396,671,149
Put Options Purchased	—	16,468,268	—	16,468,268
	$752,357	$413,139,417	$—	$413,891,774

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Call Options Written	$—	$(628,526)	$—	$(628,526)
Put Options Written	—	(6,923,088)	—	(6,923,088)
	$—	$(7,551,614)	$—	$(7,551,614)

20% Buffer
Assets
Money Market Fund	$1,783,718	$—	$—	$1,783,718
Call Options Purchased	—	41,184,282	—	41,184,282
Put Options Purchased	—	1,669,327	—	1,669,327
	$1,783,718	$42,853,609	$—	$44,637,327

Liabilities
Call Options Written	$—	$(280,838)	$—	$(280,838)
Put Options Written	—	(315,260)	—	(315,260)
	$—	$(596,098)	$—	$(596,098)

Dividend Aristocrats
Assets
Common Stocks	$62,615,347	$—	$—	$62,615,347
	$62,615,347	$—	$—	$62,615,347

Liabilities
Call Options Written	$(376,090)	$—	$—	$(376,090)
	$(376,090)	$—	$—	$(376,090)
Bitcoin
Money Market Fund	$1,231,819	$—	$—	$1,231,819
	$1,231,819	$—	$—	$1,231,819
Other Financial Instruments
Futures Contracts*	$123,332	$—	$—	$123,332
	$123,332	$—	$—	$123,332

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of October 31, 2023, $1,316, $3,629, $220,047 and $28,520 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin respectively. There were no due to broker amounts for the Funds as of October 31, 2023.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2023, such reclassifications were due to net operating loss forfeiture and capital gains from redemptions in-kind for 10% Buffer, the utilization of earnings and profits distributed to shareholders on redemption of shares for 20% Buffer, and the utilization of earnings and profits distributed to shareholders on redemption of shares for Dividend Aristocrats. Cboe Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin, is legally separate from the Bitcoin and is treated as an independent company for taxation purposes.

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Paid-in capital	$6,928,419	$783,724	$269,375	$—
Distributable earnings	(6,928,419)	(783,724)	(269,375)	—

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Cboe Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on October 31, 2023:

Fund	Derivative	Value of Asset Derivatives
10% Buffer	Options Purchased – Call	$396,671,149
	Options Purchased – Put	16,468,268
		$413,139,417	*

20% Buffer	Options Purchased – Call	$41,184,282
	Options Purchased – Put	1,669,327
		$42,853,609	*

Bitcoin	Futures Contracts	$123,332	**

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

Fund	Derivative	Value of Liability Derivatives
10% Buffer	Options Written – Call	$(628,526)
	Options Written – Put	(6,923,088)
		$(7,551,614	)***

20% Buffer	Options Written – Call	$(280,838)
	Options Written – Put	(315,260)
		$(596,098	)***

Dividend Aristocrats	Options Written – Call	$(376,090	)***

*Statements of Assets and Liabilities location: Investments at value.

** Statements of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

***Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the year ended October 31, 2023 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Options Purchased – Call	$(1,409,442)	$24,836,044
	Options Purchased – Put	(12,518,891)	(15,016,041)
		$(13,928,333)	$9,820,003

	Options Written – Call	$5,214,823	$(412,713)
	Options Written – Put	15,097,269	6,500,258
		$20,312,092	$6,087,545

20% Buffer	Options Purchased – Call	$589,402	$3,646,539
	Options Purchased – Put	(2,519,448)	(1,103,271)
		$(1,930,046)	$2,543,268

	Options Written – Call	$922,237	$445,309
	Options Written – Put	1,458,199	144,487
		$2,380,436	$589,796

Dividend Aristocrats	Options Written – Call	$1,763,928	$(166,668)

Bitcoin	Futures Contracts	$164,491	$84,322

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

The following indicates the average monthly volume for the year ended October 31, 2023 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$794,537,865
	Options Written	(802,407,655)

20% Buffer	Options Purchased	99,274,611
	Options Written	(96,492,085)

Dividend Aristocrats	Options Written	(4,929,288)

Bitcoin	Futures Contracts	629,997

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

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10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded Flex Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded Flex Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received

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from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of October 31, 2023, none of the Funds respective net assets were invested in an ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Cboe Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Cboe Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Cboe Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Cboe Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Cboe Vest Cayman Subsidiary I was August 13, 2021. As of October 31, 2023, net assets of the Bitcoin Fund were $1,489,367, of which $151,955, or approximately 10.20%, represented the Bitcoin Fund’s ownership of the shares of the Cboe Vest Cayman Subsidiary I.

NOTE 2 –

INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives a monthly fee computed at an annual rate based on the daily net assets of each Fund. For the Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

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The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenses which are capitalized in accordance with GAAP, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of the 10% Buffer, 20% Buffer and Dividend Aristocrats and 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70% of the 10% Buffer, 20% Buffer, Dividend Aristocrats and 0.89% for Bitcoin. The Adviser may not terminate this expense limitation agreement prior to February 29, 2024 for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended October 31, 2023, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$2,879,632	$717,305	$—
20% Buffer	0.75%	385,244	151,913	—
Dividend Aristocrats	0.75%	542,357	250,039	—
Bitcoin	1.00%	9,464	9,464	73,426

The total amount of recoverable reimbursements as of October 31, 2023 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	Total
10% Buffer	$442,883	$592,426	$717,305	$1,752,614
20% Buffer	147,925	72,336	151,913	372,174
Dividend Aristocrats	193,606	239,970	250,039	683,615
Bitcoin	25,445	77,892	82,890	186,227

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made by each class computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses;

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(iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended October 31, 2023, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$203,206
10% Buffer	Investor	Shareholder servicing	37,760
10% Buffer	A	Shareholder servicing	5,602
10% Buffer	C	Shareholder servicing	8,033
10% Buffer	Investor	12b-1	54,760
10% Buffer	A	12b-1	9,336
10% Buffer	C	12b-1	53,555
20% Buffer	Institutional	Shareholder servicing	44,158
20% Buffer	Investor	Shareholder servicing	12,421
20% Buffer	A	Shareholder servicing	1,161
20% Buffer	C	Shareholder servicing	2,286
20% Buffer	Investor	12b-1	13,562
20% Buffer	A	12b-1	643
20% Buffer	C	12b-1	15,241
Dividend Aristocrats	Institutional	Shareholder servicing	36,018
Dividend Aristocrats	Investor	Shareholder servicing	12,276
Dividend Aristocrats	A	Shareholder servicing	2,935
Dividend Aristocrats	C	Shareholder servicing	335
Dividend Aristocrats	Investor	12b-1	12,516
Dividend Aristocrats	A	12b-1	9,324
Dividend Aristocrats	C	12b-1	24,296
Bitcoin	Institutional	Shareholder servicing	703
Bitcoin	Investor	Shareholder servicing	1,029
Bitcoin	Investor	12b-1	1,029

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended October 31, 2023, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$235,744	$34,757	$143,387
20% Buffer	27,624	6,521	17,898
Dividend Aristocrats	40,063	6,823	24,312
Bitcoin	597	2,418	12,834

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The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the year ended October 31, 2023, were as follows:

Fund	Purchases	Sales
10% Buffer	$233,222,325	$109,513,325
20% Buffer	85,974,012	74,209,972
Dividend Aristocrats	167,285,318	168,622,910
Bitcoin	1,175,711	1,436,000

For the year ended October 31, 2023, in-kind transactions associated with redemptions for 10% Buffer were $71,287,868 and the related realized gains were $9,735,289.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the years ended October 31, 2023 and 2022 were as follows:

	Year ended October 31, 2023
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$3,264,912	$—
Realized gains	—	—	790,712	—
	$—	$—	$4,055,624	$—

	Year ended October 31, 2022
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$2,246,735	$141,833
Realized gains	—	3,286,994	1,261,299	—
	$—	$3,286,994	$3,508,034	$141,833

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As of October 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$(2,846,852)	$(135,332)	$—	$262,661
Accumulated net realized gain (loss)	(22,739,533)	—	1,292,988	—
Net unrealized appreciation (depreciation)	11,582,272	3,302,911	2,368,074	—
	$(14,004,113)	$3,167,579	$3,661,062	$262,661

Under current tax law, late-year ordinary losses realized after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
10% Buffer	$2,846,852
20% Buffer	135,332

As of October 31, 2023, Dividend Aristocrats had outstanding straddle loss deferrals of $921,668. As of October 31, 2023; 10% Buffer had a capital loss carryforward of $22,739,533 of which $20,186,536 is considered short term and $2,552,997 is considered long term. These losses may be carried forward indefinitely. During the year ended October 31, 2023, 10% Buffer utilized $6,957,145 of capital loss carryforward generated in previous years.

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$394,757,887	$31,534,699	$(19,952,427)	$11,582,272
20% Buffer	40,738,317	4,262,849	(959,938)	3,302,911
Dividend Aristocrats	59,871,183	13,514,177	(11,146,103)	2,368,074
Bitcoin	1,231,819	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	5,772,669	285,719	48,841	67,277	8,420,175
Shares reinvested	—	—	—	—	—
Shares redeemed	(7,201,528)	(477,865)	(18,847)	(58,471)	(6,889,820)
Net increase (decrease)	(1,428,859)	(192,146)	29,994	8,806	1,530,355

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10% Buffer
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	7,649,213	335,009	78,714	146,592	11,835,940
Shares reinvested	—	—	—	—	—
Shares redeemed	(4,380,574)	(219,671)	(74,708)	(42,080)	(11,165,715)
Net increase (decrease)	3,268,639	115,338	4,006	104,512	670,225

20% Buffer
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	14,692,111	584,675	28,197	308,937	29,701
Shares reinvested	—	—	—	—	—
Shares redeemed	(13,242,932)	(131,436)	(11,732)	(34,986)	(28)
Net increase (decrease)	1,449,179	453,239	16,465	273,951	29,673

20% Buffer
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,921,836	451,539	3,245	82,559	28
Shares reinvested	285,971	213,812	18,373	2,079	133
Shares redeemed	(1,519,699)	(4,922,185)	(7.036)	(2,415)	—
Net increase (decrease)	3,688,108	(4,256,834)	14,582	82,223	161

Dividend Aristocrats
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	323,354	65,824	16,852	2,804	659,228
Shares reinvested	149,918	19,243	15,655	7,017	115,604
Shares redeemed	(1,154,664)	(253,787)	(45,446)	(29,651)	(45,220)
Net increase (decrease)	(681,392)	(168,720)	(12,939)	(19,830)	729,612

Dividend Aristocrats
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	688,950	74,434	3,823	24,422	147,753
Shares reinvested	144,222	18,493	14,274	6,273	73,014
Shares redeemed	(794,414)	(78,874)	(31,095)	(29,264)	(200,281)
Net increase (decrease)	38,758	14,053	(12,998)	1,431	20,486

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Bitcoin
	Year ended October 31, 2023
	Institutional Class	Investor Class	Class Y
Shares sold	22,992	88,009	7,169
Shares reinvested	—	—	—
Shares redeemed	(29,663)	(60,953)	—
Net increase (decrease)	(6,671)	27,056	7,169

Bitcoin
	Year ended October 31, 2022
	Institutional Class	Investor Class	Class Y
Shares sold	53,027	42,699	99
Shares reinvested	2,565	2,450	3,131
Shares redeemed	(37,461)	(22,119)	—
Net increase (decrease)	18,133	25,030	3,230

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2023, Dividend Aristocrats had 23.76% of the value of its net assets invested in securities within the Industrials sector; Bitcoin had 82.71% of of the value of its net assets in a money market fund.

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – BITCOIN RISK

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

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•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatilty Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks. Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2023

NOTE 9 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 10 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, Dividend Aristocrats has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
October 31, 2023	November 1, 2023	Net investment income	$ 33,309
October 31, 2023	November 1, 2023	Short-term capital gain	526,640
December 19, 2023	December 20, 2023	Long-term captial gain	1,654,627

Effective on January 2, 2024, the name of the Adviser will change from Cboe Vest Financial, LLC to Vest Financial, LLC. In connection with this change, the Board of the Trust approved name changes for each of the Cboe Vest Funds as listed in the table below, effective as of January 2, 2024.

Current Fund Name	New Fund Name
Cboe Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 10% Buffer Strategies Fund
Cboe Vest US Large Cap 20% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund
Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund
Cboe Vest Bitcoin Strategy Managed Volatility Fund	Vest Bitcoin Strategy Managed Volatility Fund

These name changes will not result in any changes to the ownership structure of the Adviser, the portfolio managers to the Cboe Vest Funds, or the investment objectives or investment strategies of the Cboe Vest Funds.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (including the consolidated statement of assets and liabilities, consolidated schedule of investments and consolidated schedule of futures contracts of Cboe Vest Bitcoin Strategy Managed Volatility Fund), of World Funds Trust comprising the funds listed below (the “Funds”), as of October 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020 and 2019
Cboe Vest Bitcoin Strategy Managed Volatility Fund	Consolidated for the year ended October 31, 2023	Consolidated for the years ended October 31, 2023 and 2022	Consolidated for the years ended October 31, 2023 and 2022 and for the period from August 13, 2021 (commencement of operations) through October 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm - continued

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 29, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023), Dean (2013-2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	20	Independent Trustee for the forty series of the ETF Opportunities Trust (registered investment company).
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the forty series of the ETF Opportunities Trust (registered investment company).
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the twelve series of that trust; and ETF Opportunities Trust for the forty series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 - present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King, Jr. (61) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-505-8378 or on the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Funds Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Adviser as the Funds’ Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds, liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for open-end funds; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage their liquidity risk.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, May 1, 2023, and held for the six months ended October 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 10/31/23*
10% Buffer
Institutional Class Actual	$1,000.00	$1,005.84	0.96%	$4.85
Institutional Class Hypothetical**	$1,000.00	$1,020.37	0.96%	$4.89
Investor Class Actual	$1,000.00	$1,005.25	1.21%	$6.12
Investor Class Hypothetical**	$1,000.00	$1,019.11	1.21%	$6.16
Class A Actual	$1,000.00	$1,005.24	1.21%	$6.12
Class A Hypothetical**	$1,000.00	$1,019.11	1.21%	$6.16
Class C Actual	$1,000.00	$1,003.06	1.96%	$9.90
Class C Hypothetical**	$1,000.00	$1,015.32	1.96%	$9.96
Class Y Actual	$1,000.00	$1,006.43	0.71%	$3.59
Class Y Hypothetical**	$1,000.00	$1,021.63	0.71%	$3.62

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 10/31/23*
20% Buffer
Institutional Class Actual	$1,000.00	$1,011.71	0.97%	$4.92
Institutional Class Hypothetical**	$1,000.00	$1,020.32	0.97%	$4.94
Investor Class Actual	$1,000.00	$1,011.24	1.22%	$6.18
Investor Class Hypothetical**	$1,000.00	$1,019.06	1.22%	$6.21
Class A Actual	$1,000.00	$1,010.80	1.22%	$6.18
Class A Hypothetical**	$1,000.00	$1,019.06	1.22%	$6.21
Class C Actual	$1,000.00	$1,009.58	1.97%	$9.98
Class C Hypothetical**	$1,000.00	$1,015.27	1.97%	$10.01
Class Y Actual	$1,000.00	$1,012.24	0.71%	$3.60
Class Y Hypothetical**	$1,000.00	$1,021.63	0.71%	$3.62

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$965.62	0.96%	$4.68
Institutional Class Hypothetical**	$1,000.00	$1,020.03	0.96%	$4.81
Investor Class Actual	$1,000.00	$965.01	1.21%	$5.90
Investor Class Hypothetical**	$1,000.00	$1,018.79	1.21%	$6.06
Class A Actual	$1,000.00	$965.32	1.21%	$5.90
Class A Hypothetical**	$1,000.00	$1,018.79	1.21%	$6.06
Class C Actual	$1,000.00	$963.53	1.96%	$9.54
Class C Hypothetical**	$1,000.00	$1,015.08	1.96%	$9.79
Class Y Actual	$1,000.00	$966.61	0.71%	$3.46
Class Y Hypothetical**	$1,000.00	$1,021.27	0.71%	$3.56

Bitcoin
Institutional Class Actual	$1,000.00	$1,079.90	0.99%	$5.19
Institutional Class Hypothetical**	$1,000.00	$1,020.21	0.99%	$5.04
Investor Class Actual	$1,000.00	$1,079.40	1.24%	$6.50
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.24%	$6.31
Class Y Actual	$1,000.00	$1,101.86	0.89%	$4.67
Class Y Hypothetical**	$1,000.00	$1,020.33	0.89%	$4.53

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Cboe VestSM Financial, LLC

8350 Broad Street, Suite 240

McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

800-673-0550

ITEM 1. (b) Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   Not applicable.

(a)(3)   At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $67,375 for 2023 and $61,250 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,000 for 2023 and $20,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)       Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 5, 2024

* Print the name and title of each signing officer under his or her signature.